FINANCIAL INCOME, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other Income and Expenses [Abstract]
Bank charges	$ (274)	$ (177)	$ (158)
Exchange rate income (losses), net	(803)	(1,050)	1,735
Interest income	10,843	5,778	2,526
Amortization of debt discount and issuance costs	(1,966)
Financial income, net	$ 7,800	$ 4,551	$ 4,103